Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Matching Contributions become Fully Vested

Participants are fully vested in their contributions plus any income or loss thereon. Matching and Profit Sharing Contributions become fully vested according to the following schedule:

Years of Service	Vested Percentage
Less than two	0%
Two	20%
Three	40%
Four	60%
Five	80%
Six	100%